Other Revenues and Other Expenses - Summary of Other Revenues and Expenses, net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Other Revenue And Expense Net [Line Items]
Total other revenues	$ 589,956	$ 11,768,846	$ 14,940,447	$ 41,517,631
Total other expenses	$ (59,889)	(1,194,714)	(7,211,691)	(18,465,120)
Other Revenues [Member]
Other Revenue And Expense Net [Line Items]
Participation rights		30,878		14,165,042
Other		3,551,636	3,418,551	7,525,714
Revenues from reinsurance premiums		2,534,466	4,869,266	3,615,907
Other income for services		2,420,939	1,994,572	3,786,253
Claims recovery		1,515,295	2,687,258	3,979,698
Sale of fixed assets by bidding				3,301,653
Gain on sale of fixed assets		50,215	77,633	1,850,052
Price of sale share				1,262,987
Franchise fees		494,785	389,730	1,125,339
Bidding terms, sanctions, penalties and other		1,170,632	1,503,437	630,365
Cash distributions				274,621
Total other revenues		11,768,846	14,940,447	41,517,631
Other Expenses [Member]
Other Revenue And Expense Net [Line Items]
Other		(436,723)	(4,602,210)	(5,348,666)
Claims		(376,697)	(173,414)	(474,299)
Disposal of assets		(351,010)	(2,413,776)	(12,600,191)
Transportation and distribution of natural gas		(30,284)	(22,291)	(41,964)
Total other expenses		$ (1,194,714)	$ (7,211,691)	$ (18,465,120)